Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Entity Registrant Name	ROKU, INC
Amendment Flag	false
Entity Central Index Key	0001428439
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-38211
Entity Tax Identification Number	26-2087865
Entity Address, Address Line One	1173 Coleman Ave
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	556-9040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	ROKU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false